Cost of services	12 Months Ended
Dec. 31, 2021
Cost of services
Cost of services

27.         Cost of services

The cost of services is as follows:

	Year ended December 31,
	2021		2020		2019
Wages and salaries	Ps.	229,358	Ps.	228,993	Ps.	242,473
Maintenance		142,069		124,563		177,191
Security and insurance		128,299		134,774		161,351
Utilities (electric, cleaning and water)		144,727		122,961		177,250
Building lease		2,015		2,543		15,683
Allowance for doubtful accounts		646		17,738		(241)
Cost of hotel service		44,282		30,650		85,706
Equipment lease, fees and others		90,711		103,736		94,794
	Ps.	782,107	Ps.	765,958	Ps.	954,207